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     INSTITUTIONAL MONEY MARKET FUNDS

     UBS Select Money Market Fund

     UBS Select Treasury Fund












     Prospectus

     March 17, 2004

     This prospectus offers Institutional and Financial Intermediary shares in the two money market funds listed above. Each class has different ongoing expenses.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


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              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.
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UBS Institutional Money Market Funds
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CONTENTS

THE FUNDS
What every investor should know about the funds
UBS Select Money Market Fund
     Investment Objective, Strategies and Risks ..................... Page 3
     Performance .................................................... Page 4
     Expenses and Fee Tables ........................................ Page 5
UBS Select Treasury Fund
     Investment Objective, Strategies and Risks ..................... Page 6
     Performance .................................................... Page 6
     Expenses and Fee Tables ........................................ Page 7
More About Risks and Investment Strategies .......................... Page 8

YOUR INVESTMENT
Information for managing your fund account
     Managing your fund account ..................................... Page 10
     -Buying Shares ................................................. Page 10
     -Selling Shares ................................................ Page 12
     -Exchanging Shares ............................................. Page 13
     -Additional Information About Your Account ..................... Page 13
     -Pricing and Valuation ......................................... Page 17

ADDITIONAL INFORMATION
Additional important information about the funds
     Management ..................................................... Page 18
     Dividends and Taxes ............................................ Page 19
     Financial Highlights ........................................... Page 20
     Appendix A: Additional Information Regarding Purchases and
                 Redemptions ........................................ A-1
     Where to learn more about the funds ............................ Back Cover


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          THE FUNDS ARE NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the fund's investment advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk-Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk-The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

o Foreign Investing Risk-The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.


More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


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UBS Global Asset Management                                                  3

UBS Select Money Market Fund
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PERFORMANCE

RISK/RETURN BAR CHART AND TABLE
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.

The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES



                               [GRAPHIC OMITTED]



                       TOTAL RETURN           CALENDAR YEAR
                          5.22%                   1999
                          6.47%                   2000
                          4.20%                   2001
                          1.79%                   2002
                          1.08%                   2003


Best quarter during years shown: 3rd and 4th quarters, 2000 - 1.66% Worst quarter during years shown: 3rd and 4th quarters, 2003 - 0.24%

AVERAGE ANNUAL TOTAL RETURNS*
as of December 31, 2003

                                                           INSTITUTIONAL SHARES
(INCEPTION DATE)                                                 (8/10/98)
----------------                                           --------------------
One year ...............................................            1.08%
Five years .............................................            3.73%
Life of Class ..........................................            3.86%

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* Financial Intermediary shares have been outstanding only for short periods since inception. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares. Since the period from May 28, 2003 (reissuance of Financial Intermediary shares) through December 31, 2003, is less than one full year, performance information for those shares is not provided in the table.


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EXPENSES AND FEE TABLES

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) ....   None
Maximum Deferred Sales Charge (Load) (as a % of offering price) ................   None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)

                                                                                       FINANCIAL
                                                           INSTITUTIONAL              INTERMEDIARY
                                                               SHARES                    SHARES
                                                          ---------------            -------------
Management Fees ..................................              0.18%                     0.18%
Distribution and/or Service (12b-1) Fees .........              None                      None
Other Expenses
 Shareholder Servicing Fee ....................... None                       0.25%
 Miscellaneous Expenses* ......................... None                       None
                                                   ----                       -----
                                                                0.00%                     0.25%
                                                               -----                     -----
Total Annual Fund Operating Expenses** ...........              0.18%                     0.43%
                                                               =====                     =====

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* Miscellaneous expenses are estimated to be less than 0.01% of the fund's average daily net assets, and UBS Global AM reimburses the fund for these expenses as discussed below under "Management."
** UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                           --------   ---------   ---------   ---------
Institutional shares ...................      $18        $ 58        $101        $230
Financial Intermediary shares ..........       44         138         241         542


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UBS Global Asset Management                                                  5

UBS Select Treasury Fund
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund will invest at least 80% of its net assets in securities issued by the US Treasury and in related repurchase agreements.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund to quickly take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the fund's investment advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PERFORMANCE

There is no performance information quoted for the fund as the fund had not commenced operations as of the date of this prospectus.


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EXPENSES AND FEE TABLES

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) ....   None
Maximum Deferred Sales Charge (Load) (as a % of offering price) ................   None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

                                                                                       FINANCIAL
                                                           INSTITUTIONAL              INTERMEDIARY
                                                               SHARES                    SHARES
                                                          ---------------            -------------
Management Fees ..................................              0.18%                     0.18%
Distribution and/or Service (12b-1) Fees .........             None                      None
Other Expenses
 Shareholder Servicing Fee ....................... None                       0.25%
 Miscellaneous Expenses* ......................... None                      None
                                                   ------                    -----
                                                                0.00%                     0.25%
                                                               -----                     -----
Total Annual Fund Operating Expenses** ...........              0.18%                     0.43%
                                                               =====                     =====

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* Miscellaneous expenses are based on estimated amounts for the current fiscal year. UBS Global AM estimates that these expenses will be less than 0.01% of the fund's average daily net assets, and UBS Global AM reimburses the fund for these expenses as discussed below under "Management."
** UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund's performance.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 YEAR     3 YEARS
                                                            --------   --------
Institutional shares ....................................      $18       $ 58
Financial Intermediary shares ...........................       44        138

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UBS Global Asset Management                                                  7

UBS Institutional Money Market Funds
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MORE ABOUT RISKS AND INVESTMENT STRATEGIES


PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Investing Risk. The Select Money Market Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.


ADDITIONAL RISK

Structured Security Risk. The Select Money Market Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.


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Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, Select Treasury Fund invests at least 80% of its net assets in securities issued by the US Treasury and repurchase agreements relating to those instruments. Select Treasury Fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, Select Treasury Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.


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UBS Global Asset Management                                                  9

UBS Institutional Money Market Funds
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MANAGING YOUR FUND ACCOUNT

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. IF YOU ARE BUYING SHARES THROUGH UBS FINANCIAL SERVICES INC.'S AUTOMATED PURCHASING ACCOUNT SYSTEM, YOU SHOULD DIRECT YOUR REQUEST TO YOUR FINANCIAL ADVISOR AND REFER TO THE SECTIONS BELOW BEGINNING "UBS FINANCIAL SERVICES INC.: AUTOMATED PURCHASING ACCOUNTS."


BUYING SHARES

The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

The funds offer two separate classes of shares-Institutional shares and Financial Intermediary shares-as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

o You may purchase Institutional shares if you are an institutional investor. UBS Global AM, the principal underwriter of each fund's shares, may, in its discretion, make Institutional shares available to individuals or other entities.

o You may purchase Financial Intermediary shares only if you are a financial intermediary (e.g. a bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of the fund's average daily net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.

If you buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds, each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares directly by calling the funds' transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.

You will need to complete an account application in connection with your initial purchase (unless you are buying Financial Intermediary shares through someone else). You can get a copy of the application from UBS Global AM or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited


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to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE"), and the principal bond markets (as recommended by The Bond Market Association ("BMA")) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares of a fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The funds will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 2:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early; Appendix A to this prospectus lists those days remaining in 2004. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares. UBS Global AM may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire Instructions. Instruct your bank to transfer federal funds by wire to:

To: PNC Bank
    Philadelphia, PA
    ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum Investment. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and (2) for investors purchasing shares of UBS Select Money Market Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004. UBS Global AM may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above


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UBS Global Asset Management                                                 11

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minimums. You may obtain additional information about these minimums from your financial intermediary or directly from UBS Global AM.

Electronic Trade Entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information about this option, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

SELLING SHARES

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Orders to sell shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are:
Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program
(MSP). The transfer agent will not accept signature guarantees that are not part of these programs.


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You may sell Financial Intermediary shares only if you are a bank or other financial intermediary selling the shares for the benefit of your customers.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.


EXCHANGING SHARES

You may exchange Institutional shares of a fund for Institutional shares of the other fund. You also may exchange Institutional shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund, as well as Select shares of UBS LIR Government Securities Fund, for Institutional shares of either fund.

In addition, you may exchange Financial Intermediary shares of one fund for Financial Intermediary shares of the other fund if the other fund is available through your financial intermediary. You also may exchange Financial Intermediary shares of UBS LIR Treasury Securities Fund for Financial Intermediary shares of either fund if it is available through your financial intermediary.

The minimum noted above in "Buying Shares" does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary, who is then responsible for sending the order to the transfer agent. You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.


ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf,


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UBS Global Asset Management                                                 13

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the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided in the next section of this prospectus.

Financial Intermediary Shares. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares of the funds by the amount of the fees paid by the funds for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.

UBS FINANCIAL SERVICES INC.: AUTOMATED PURCHASING ACCOUNTS

Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a "Direct Purchasing Account") or can be entered through that firm's order entry system (an "Automated Purchasing Account"). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under "Managing Your Fund Account."

BUYING SHARES

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Institutional shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.


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You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE"), and the principal bond markets (as recommended by The Bond Market Association ("BMA")) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The funds will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 2:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early; Appendix A to this prospectus lists those days remaining in 2004. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

Minimum Investment. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and (2) for investors purchasing shares of UBS Select Money Market Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004. UBS Global AM may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.


SELLING SHARES

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Orders to sell shares of the funds received before noon (Eastern time) will normally be executed as of


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UBS Global Asset Management                                                 15

UBS Institutional Money Market Funds
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noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.


EXCHANGING SHARES

You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange Institutional shares of a fund for Institutional shares of the other fund. You may also exchange Institutional shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund, as well as Select shares of UBS LIR Government Securities Fund, for Institutional shares of either fund.

The minimum noted above in "Buying Shares" does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.


ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that,


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16                                                   UBS Global Asset Management

UBS Institutional Money Market Funds
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if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You will need to redeem your shares in the Automated Purchasing Account and to transfer the proceeds to a new Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.


PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value per share for each class is the total value of a fund attributable to that class divided by the total number of shares of that class outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund's net asset value per share for each class is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for both funds is normally determined three times each business day as follows:

o noon (Eastern time);

o 2:30 p.m. (Eastern time);

o 5:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.


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UBS Global Asset Management                                                 17

UBS Institutional Money Market Funds
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MANAGEMENT

INVESTMENT ADVISOR

UBS Global AM is the funds' investment advisor, administrator and principal underwriter.

UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission. UBS Global AM is an indirect wholly owned subsidiary of UBS AG. As of September 30, 2003, UBS Global AM had approximately $66.4 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $434.1 billion in assets under management worldwide as of September 30, 2003. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.


ADVISORY FEES

UBS Global AM's contract fee for the management services it provides to each fund is at the annual rate of 0.18% of a fund's average daily net assets. During the fiscal year ended April 30, 2003, UBS Global AM waived part of this fee for the Select Money Market Fund so that the fund paid management fees to UBS Global AM at the effective annual rate of 0.17% of its average daily net assets.

In exchange for this fee, UBS Global AM has agreed to bear all of the funds' expenses other than the shareholder services fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund's average daily net assets.


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18                                                   UBS Global Asset Management

UBS Institutional Money Market Funds
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DIVIDENDS AND TAXES

DIVIDENDS

Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares are expected to be lower than dividends on Institutional shares of the same fund because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).


TAXES

The dividends that you receive from each fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.


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UBS Global Asset Management                                                 19

UBS Institutional Money Market Funds
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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance for the UBS Select Money Market Fund since it commenced operations on August 10, 1998. Because UBS Select Treasury Fund is not expected to commence operations until after the date of this prospectus, financial highlights for UBS Select Treasury Fund are not included below.

Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights for the fiscal periods ended on or prior to April 30, 2003, has been audited by Ernst & Young LLP, independent auditors, whose report appears in the fund's Annual Report to Shareholders. UBS Select Money Market Fund's financial statements are included in the fund's Annual and Semi-Annual Reports to Shareholders. You may obtain copies of a fund's Annual and Semi-Annual Reports to shareholders without charge by calling 1-888-547 FUND.


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20                                                   UBS Global Asset Management

UBS Select Money Market Fund
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FINANCIAL HIGHLIGHTS

                                                                       INSTITUTIONAL SHARES
                                    -------------------------------------------------------------------------------------------
                                      FOR THE SIX                                                                FOR THE PERIOD
                                         MONTHS                                                                    AUGUST 10,
                                         ENDED                     FOR THE YEARS ENDED APRIL 30,                     1998 +
                                      OCTOBER 31,   -----------------------------------------------------------   TO APRIL 30,
                                          2003           2003           2002           2001           2000            1999
                                    --------------- -------------- -------------- -------------- -------------- ---------------
                                      (UNAUDITED)
                                    ---------------
NET ASSET VALUE, BEGINNING
 OF PERIOD ........................    $   1.00        $    1.00      $    1.00      $    1.00      $    1.00       $  1.00
                                       --------        ---------      ---------      ---------      ---------       --------
Net investment income .............       0.005            0.015          0.029          0.062          0.054         0.037
Dividends from net investment
 income ...........................      (0.005)          (0.015)        (0.029)        (0.062)        (0.054)       (0.037)
Dividends from net realized
 gains from investment
 activities .......................            -           0.000(@)           -              -              -              -
Total dividends and
 distributions ....................      (0.005)          (0.015)        (0.029)        (0.062)        (0.054)       (0.037)
NET ASSET VALUE, END OF
 PERIOD ...........................    $   1.00        $    1.00      $    1.00      $    1.00      $    1.00       $  1.00
                                       ---------      ----------     ----------     ----------     ----------      ---------
TOTAL INVESTMENT RETURN(1) ........        0.51%            1.56%          2.96%          6.37%          5.54%         3.81%
                                       ---------      ----------     ----------     ----------     ----------      ---------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000's) ..........................  $6,043,989       $6,335,525     $7,795,414     $3,385,770     $2,290,822    $1,322,807
Expenses to average net assets,
 net of waivers from advisor.......        0.17%*           0.17%          0.16%          0.15%          0.14%         0.07%*
Expenses to average net assets,
 before waivers from advisor.......        0.18%*           0.18%          0.18%          0.18%          0.18%         0.18%*
Net investment income to
 average net assets, net of
 waivers from advisor .............        1.01%*           1.54%          2.70%          6.11%          5.48%         5.06%*
Net investment income to
 average net assets, before
 waivers from advisor .............        1.00%*           1.53%          2.68%          6.08%          5.44%         4.95%*

----------
@     Amount is less than $0.0005 per share.

+     Issuance of shares.

*     Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


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UBS Global Asset Management                                                 21

UBS Select Money Market Fund
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                                                                  FINANCIAL INTERMEDIARY SHARES(2)
                                           -----------------------------------------------------------------------------
                                                                                                      FOR THE PERIOD
                                            FOR THE PERIOD MAY 28,   FOR THE PERIOD NOVEMBER 4,         DECEMBER 29,
                                                  2003 ++ TO                  1999 ++                    1998 + TO
                                                  OCTOBER 31,               TO MARCH 6,                 FEBRUARY 9,
                                                     2003                       2000                       1999
                                           ------------------------ ---------------------------- -----------------------
                                                  (unaudited)
                                           ------------------------
Net asset value, beginning of period .....         $ 1.00                     $ 1.00                     $ 1.00
                                                   ------                     ------                     ------
Net investment income ....................          0.003                      0.018                      0.006
Dividends from net investment income .....         (0.003)                    (0.018)                    (0.006)
Dividends from net realized gains from
 investment activities ...................               -                          -                          -
Total dividends and distributions ........         (0.003)                    (0.018)                    (0.006)
NET ASSET VALUE, END OF PERIOD ...........         $ 1.00                     $ 1.00                     $ 1.00
                                                   -------                    -------                    -------
TOTAL INVESTMENT RETURN(1) ...............           0.31  %                    1.84  %                    0.57  %
                                                   -------                    -------                    -------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ........         $  150                    $     -                    $     -
Expenses to average net assets, net of
 waivers from advisor ....................           0.42%*                     0.40%*                     0.32%*
Expenses to average net assets, before
 waivers from advisor ....................           0.43%*                     0.43%*                     0.43%*
Net investment income to average net
 assets, net of waivers from advisor .....           0.73%*                     5.11%*                     4.81%*
Net investment income to average net
 assets, before waivers from advisor .....           0.72%*                     5.08%*                     4.70%*

----------
+     Issuance of shares.
++    Reissuance of shares.
*     Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(2) At March 6, 2000 and February 9, 1999, there were no Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at their public offering price.


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22                                                   UBS Global Asset Management

                                                                     APPENDIX A


           ADDITIONAL INFORMATION REGARDING PURCHASES AND REDEMPTIONS

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE") and the principal bond markets (as recommended by The Bond Market Association ("BMA")) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, the funds will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 2:00 p.m. (Eastern time) on those days that the BMA has recommended that the bond markets close early; those days remaining in 2004 are also listed below.

      HOLIDAYS                           EARLY CLOSE
      --------                           (2:00 P.M. EASTERN TIME)
                                         REMAINING FOR 2004
                                         ----------------------------

        New Year's Day
        Martin Luther King Day
        Presidents' Day
        Good Friday                      Thursday, April 8, 2004
        Memorial Day                     Friday, May 28, 2004
        Independence Day                 Friday, July 2, 2004
        Labor Day                        Friday, September 3, 2004
        Columbus Day                     Friday, October 8, 2004
        Veterans Day
        Thanksgiving                     Wednesday, November 24,
                                         Friday, November 26, 2004
        Christmas                        Thursday, December 23, 2004
                                         Friday, December 31, 2004

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

                                              [UBS GLOBAL ASSET MANAGEMENT LOGO]



TICKER SYMBOL: Institutional Shares-

   UBS Select Money
   Market Fund                  SELXX
   UBS Select Treasury Fund     SETXX

If you want more information about              INSTITUTIONAL MONEY MARKET
either of the funds, the following              FUNDS
documents are available free of charge
upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about each fund's        UBS SELECT MONEY MARKET FUND
investments is available in the fund's          UBS SELECT TREASURY FUND
Annual and Semi-Annual reports to
shareholders. (Reports are not yet
available for UBS Select Treasury Fund          PROSPECTUS
as of the date of this prospectus as it
had not yet commenced operations.)

STATEMENT OF ADDITIONAL INFORMATION

The funds' SAI provides more detailed
information about the funds and is
incorporated by reference into this
prospectus (i.e., it is legally a part
of this prospectus).

You may discuss your questions about a
fund by contacting your investment
professional at your financial
intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-547 FUND.

You may review and copy information
about each fund, including shareholder
reports and the SAI, at the Public
Reference Room of the Securities and
Exchange Commission. You may obtain
information about the operations of the
SEC's Public Reference Room by calling
the SEC at 1-202-942 8090. You can get
copies of reports and other information
about the funds:

o    For a fee, by electronic request at
     publicinfo@sec.gov or by writing
     the SEC's Public Reference Section,
     Washington, D.C. 20549-0102; or

o    Free, from the EDGAR database on
     the SEC's Internet website at
     http://www.sec.gov.

UBS Money Series
-UBS Select Money Market Fund
-UBS Select Treasury Fund
Investment Company Act File No. 811-8767

(Copyright) 2004 UBS Global Asset
Management (US) Inc. All rights reserved.      March 17, 2004

S304